Financial assets - Schedule of financial assets measured at other than fair value (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	€ 1,180,302	€ 1,147,044
Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,156,421	1,124,076
Loans and advances | Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	1,088,743	1,073,490
Loans and advances | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,067,336	1,053,703
Debt instruments | Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	91,559	73,554
Debt instruments | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	€ 89,085	€ 70,373